Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [Abstract]
Cash and cash equivalents
	December 31,
	2020	2019
	US$’000	US$’000
Cash at bank available on demand	118,575	65,197
Restricted cash	223	2,032
Total cash and cash equivalents	118,798	67,229